Related Party Transactions and Balances (Details 2) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Loans receivable [Member]
Related Party Transaction [Line Items]
Guarantees of loans originated	$ 109,367,534	$ 119,089,003	$ 172,962,461	$ 96,443,938
Guarantees of the loans receivable, Total	94,715,172		86,342,672	54,871,605
Non-controlling shareholder of the Company [Member]
Related Party Transaction [Line Items]
Guarantees of loans originated	64,671,145	93,656,661	110,504,045	65,943,681
Guarantees of the loans receivable, Total	57,234,519		39,886,130	43,416,978
Legal representative of the Company and a non-controlling shareholder of the Company [Member]
Related Party Transaction [Line Items]
Guarantees of loans originated				907,077
Guarantees of the loans receivable, Total				870,342
Related companies of a non-controlling shareholder of the Company [Member]
Related Party Transaction [Line Items]
Guarantees of loans originated	44,696,389	$ 25,432,342	62,383,161	25,382,096
Guarantees of the loans receivable, Total	$ 37,480,653		46,456,542	7,005,869
Employee of the Company [Member]
Related Party Transaction [Line Items]
Guarantees of loans originated			75,255	481,634
Guarantees of the loans receivable, Total
Management of non-controlling shareholders of the company [Member]
Related Party Transaction [Line Items]
Guarantees of loans originated				3,729,450
Guarantees of the loans receivable, Total				$ 3,578,416